14. Resignations and Appointments	9 Months Ended
Sep. 30, 2015
Resignations And Appointments
14. Resignations and Appointments

On August 17, 2015, the following individuals resigned from their respective positions with the Company: Lei Pei, our CEO, CFO, and Chairman; Junfei Ren, our Secretary and Director; and Xiang Ling Yun, a Director. Concurrent with the resignations, Ning Liu, who was President of the Company, was appointed to the positions of Chairman and CEO, and Michael R. Dunn, who was the Executive Vice President of Finance, was appointed to the positions of Chief Financial Officer, Chief Operating Officer, and Secretary and Treasurer.